Taxation (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Taxation charge	£ 530	£ 560
UK
Disclosure of geographical areas [line items]
Taxation charge	133	134
Foreign
Disclosure of geographical areas [line items]
Taxation charge	£ 397	£ 426